DEBT (Narrative) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 30, 2020 USD ($)
Debt Instrument [Line Items]
Debt issuance costs			$ 1,667,000
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days			130.00%
Adjustments to additional paid in capital, other			$ 538,000		$ 783,000	$ 20,281,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum revolving credit loan amount							$ 75,000
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares) | shares			3,457,475
Strike price (in usd per share) | $ / shares			$ 101.82
Term Debt
Debt Instrument [Line Items]
Principal amount							475,000,000
Prepaid principal amount		$ 260,000,000
Debt issuance costs		5,300,000					$ 10,158,000
Repayment of remaining principal amount	$ 215,000,000
Amortization of debt issuance costs	725,000		$ 1,687,000	$ 1,004,000	794,000
Net liability carrying amount				213,313,000
Term Debt | Senior Notes | Member Units
Debt Instrument [Line Items]
Revolving credit facility			$ 75,000,000
Amortization of remaining debt issuance costs	$ 325,000
Term Debt | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.25%
Term Debt | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.50%
Term Debt | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Spread on variable rate							0.50%
Term Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable rate							1.00%
Term Debt | Eurocurrency loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio							0.0125
Term Debt | Eurocurrency loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio							0.0200
Term Debt | ABR loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio							0.0025
Term Debt | ABR loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio							0.0100
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount		287,495,000	$ 287,495,000	287,500,000
Debt issuance costs			5,791,000
Amortization of debt issuance costs			820,000	753,000	$ 694,000
Net liability carrying amount			259,881,000	251,583,000
Principal		$ 287,500,000
2017 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value			933,695,000	$ 548,984,000
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount			460,000,000					$ 460,000,000
Debt issuance costs								$ 7,952,000
Amortization of debt issuance costs			492,000
Net liability carrying amount			421,337,000
2020 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value			$ 520,485,000